Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following tables set forth information concerning the compensation of our NEOs and our financial performance for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K,
we are providing information about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and the other named executive officers (“NEOs”), as calculated in accordance with Item 402(v) of Regulation
S-K,
and certain financial performance measures. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see “Compensation Discussion and Analysis” on page
25
of this proxy statement.
Pay Versus Performance Table

(a)	(b)			(c)	(d)	(e)	(f)	(g)	(h)	(i)

Year (1)	Summary Compensation Table Total for Jackson Hsieh	Compensation Actually Paid to Jackson Hsieh(2)(3)	Summary Compensation Table Total for Thomas O’Hern	Compensation Actually Paid to Thomas O’Hern (2)(3)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs (2)(3)	Value of Initial Fixed $100 Investment Based on:		GAAP Net (Loss) Income ($mil.)	Same Center NOI Growth (excluding Lease Termination Income) (5)
							Total Shareholder Return	Peer Group Total Shareholder Return (4)

2024	$14,373,312	$13,656,145	$728,234	$10,141,662	$2,674,879	$3,500,215	$104.63	$124.22	($195.0)	0.2%

2023			$9,825,709	$11,517,786	$4,042,434	$4,724,185	$77.80	$108.96	($274.1)	4.5%

2022			$8,869,392	$(252,422)	$3,342,368	$877,865	$53.40	$98.55	($66.1)	7.5%

2021			$8,246,379	$10,266,668	$3,434,396	$4,143,732	$78.04	$113.65	$14.3	6.1%

2020			$8,375,998	$4,019,314	$2,896,357	$1,631,776	$46.32	$74.82	($230.2)	(21.6)%

(1)
Jackson Hsieh was appointed as President and Chief Executive Officer on March 1, 2024 and served as PEO for the remainder of 2024 and Thomas E. O’Hern retired as Chief Executive Officer February 29, 2024 and served as PEO in 2024 from January 1, 2024 through February 29, 2024. Thomas O’Hern served as the Company’s PEO for the entirety of 2020, 2021, 2022 and 2023. The Company’s other NEOs for the applicable years were as follows:

2024: Scott Kingsmore, Douglas Healey, Ann Menard, Daniel Swanstrom and Kenneth Volk.
2023, 2022, and 2021: Edward Coppola, Scott Kingsmore, Douglas Healey and Ann Menard
2020: Edward Coppola, Scott Kingsmore, Douglas Healey and Kenneth Volk

(2)
The amounts reported in column (c) and (e) represent the “compensation actually paid” (“CAP”) to our PEOs, and the average CAP to our other NEOs as a group, respectively, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to our PEO or our other NEOs as a group in the applicable year. The fair value of time-based LTIP Units used to calculate CAP is based on our closing stock price on each valuation date and includes the value of accrued dividends, assuming reinvestment in additional LTIP Units. The fair value of performance-based LTIP Units used to calculate CAP is based on the fair value per share on each valuation date, which includes the estimated (or actual) performance results as of each valuation date for financial performance conditions and the Monte Carlo valuation for market conditions, as well as accrued dividends assuming reinvestment in additional LTIP Units.

(3)
In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for our PEOs and our other NEOs as a group in the “Total” column of the Summary Compensation Table for each year to calculate
CAP
:

	2024 (1)(2)			2023 (1)(2)		2022 (1)(2)		2021 (1)(2)		2020 (1)(2)

	Hsieh	O’Hern	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs

Summary Compensation Table Total	$14,373,312	$728,234	$2,674,879	$9,825,709	$4,042,434	$8,869,392	$3,342,368	$8,246,379	$3,434,396	$8,375,998	$2,896,357

Minus Change in Pension Value Reported in Summary Compensation Table	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Plus Pension Value Service Cost	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	($11,499,966)	($343,997)	$1,344,763	($5,999,983)	($1,774,986)	($5,999,975)	($1,774,984)	($4,499,985)	($1,462,492)	($5,999,968)	($1,518,730)

Plus (Minus) Year-End Fair Value of Awards Granted During Year that are Outstanding and Unvested at Year-End	$9,593,102	$164,298	$911,847	$2,884,910	$979,668	$1,506,347	$499,102	$5,389,360	$1,723,130	$1,746,585	$420,694

Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Any Prior Year that are Outstanding and Unvested at Year-End	$0	$5,598,203	$566,375	$895,363	$244,815	($2,919,938)	($839,400)	$483,215	$126,226	($121,969)	($119,756)

Plus Fair Value at Vesting Date of Awards Granted and Vested During the Year	$920,523	$35,816	$20,853	$685,154	$302,605	$325,808	$143,894	$607,306	$293,531	$198,174	$66,882

Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Year	$0	$3,160,831	$360,723	$3,226,634	$929,649	($2,034,056)	($493,115)	$40,394	$28,941	($179,505)	($113,673)

Minus Fair Value at End of Prior Year of Awards Granted in Prior Years that were Forfeited During the Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$269,174	$798,277	$120,301	$0	$0	$0	$0	$0	$0	$0	$0

Note Compensation Actually Paid	$13,656,145	$10,141,662	$3,500,215	$11,517,786	$4,724,185	($252,422)	$877,865	$10,266,668	$4,143,732	$4,019,314	$1,631,776

(4)
Represents the cumulative total stockholder return (“TSR”) of the FTSE NAREIT Equity Retail Index, which is an industry index reported in the performance graph included in the Company’s 2024 Annual Report on Form
10-K,
for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.

(5)
We identified Same Center NOI Growth (Excluding Lease Termination Income) as our Company-Selected Metric for 2024 because it had the strongest alignment with the key attributes of our operating plan and we believe that it drives the creation of long-term stockholder value. Same Center NOI Growth (Excluding Lease Termination Income) was calculated using total Adjusted EBITDA and eliminating the impact of the management companies’ revenues and operating expenses, leasing expenses (including joint ventures at pro rata), the Company’s REIT general and administrative expenses and the straight-line and above/below market adjustments to minimum rents and subtracting out NOI from non-Same
Centers and excluding lease termination income. Adjusted EBITDA represents earnings before interest, income taxes, depreciation, amortization, noncontrolling interests in our Operating Partnership, extraordinary items, loss (gain) on remeasurement, sale or write down of assets, loss (gain) on extinguishment of debt and preferred dividends and includes joint ventures at their pro rata share. In our 2024 proxy statement relating to 2023 performance, we instead identified FFO per Diluted Share as our Company-Selected Metric, which had been a focal point of our operating plan in 2023 and prior years
.

Company Selected Measure Name	Same Center NOI Growth (Excluding Lease Termination Income)
Named Executive Officers, Footnote
(1)
Jackson Hsieh was appointed as President and Chief Executive Officer on March 1, 2024 and served as PEO for the remainder of 2024 and Thomas E. O’Hern retired as Chief Executive Officer February 29, 2024 and served as PEO in 2024 from January 1, 2024 through February 29, 2024. Thomas O’Hern served as the Company’s PEO for the entirety of 2020, 2021, 2022 and 2023. The Company’s other NEOs for the applicable years were as follows:

2024: Scott Kingsmore, Douglas Healey, Ann Menard, Daniel Swanstrom and Kenneth Volk.
2023, 2022, and 2021: Edward Coppola, Scott Kingsmore, Douglas Healey and Ann Menard
2020: Edward Coppola, Scott Kingsmore, Douglas Healey and Kenneth Volk

Peer Group Issuers, Footnote	Represents the cumulative total stockholder return (“TSR”) of the FTSE NAREIT Equity Retail Index, which is an industry index reported in the performance graph included in the Company’s 2024 Annual Report on Form
10-K,
	for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
Adjustment To PEO Compensation, Footnote
(3)
In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for our PEOs and our other NEOs as a group in the “Total” column of the Summary Compensation Table for each year to calculate
CAP
:

	2024 (1)(2)			2023 (1)(2)		2022 (1)(2)		2021 (1)(2)		2020 (1)(2)

	Hsieh	O’Hern	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs

Summary Compensation Table Total	$14,373,312	$728,234	$2,674,879	$9,825,709	$4,042,434	$8,869,392	$3,342,368	$8,246,379	$3,434,396	$8,375,998	$2,896,357

Minus Change in Pension Value Reported in Summary Compensation Table	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Plus Pension Value Service Cost	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	($11,499,966)	($343,997)	$1,344,763	($5,999,983)	($1,774,986)	($5,999,975)	($1,774,984)	($4,499,985)	($1,462,492)	($5,999,968)	($1,518,730)

Plus (Minus) Year-End Fair Value of Awards Granted During Year that are Outstanding and Unvested at Year-End	$9,593,102	$164,298	$911,847	$2,884,910	$979,668	$1,506,347	$499,102	$5,389,360	$1,723,130	$1,746,585	$420,694

Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Any Prior Year that are Outstanding and Unvested at Year-End	$0	$5,598,203	$566,375	$895,363	$244,815	($2,919,938)	($839,400)	$483,215	$126,226	($121,969)	($119,756)

Plus Fair Value at Vesting Date of Awards Granted and Vested During the Year	$920,523	$35,816	$20,853	$685,154	$302,605	$325,808	$143,894	$607,306	$293,531	$198,174	$66,882

Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Year	$0	$3,160,831	$360,723	$3,226,634	$929,649	($2,034,056)	($493,115)	$40,394	$28,941	($179,505)	($113,673)

Minus Fair Value at End of Prior Year of Awards Granted in Prior Years that were Forfeited During the Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$269,174	$798,277	$120,301	$0	$0	$0	$0	$0	$0	$0	$0

Note Compensation Actually Paid	$13,656,145	$10,141,662	$3,500,215	$11,517,786	$4,724,185	($252,422)	$877,865	$10,266,668	$4,143,732	$4,019,314	$1,631,776

Non-PEO NEO Average Total Compensation Amount	$ 2,674,879	$ 4,042,434	$ 3,342,368	$ 3,434,396	$ 2,896,357
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,500,215	4,724,185	877,865	4,143,732	1,631,776
Adjustment to Non-PEO NEO Compensation Footnote
(3)
In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for our PEOs and our other NEOs as a group in the “Total” column of the Summary Compensation Table for each year to calculate
CAP
:

	2024 (1)(2)			2023 (1)(2)		2022 (1)(2)		2021 (1)(2)		2020 (1)(2)

	Hsieh	O’Hern	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs

Summary Compensation Table Total	$14,373,312	$728,234	$2,674,879	$9,825,709	$4,042,434	$8,869,392	$3,342,368	$8,246,379	$3,434,396	$8,375,998	$2,896,357

Minus Change in Pension Value Reported in Summary Compensation Table	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Plus Pension Value Service Cost	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	($11,499,966)	($343,997)	$1,344,763	($5,999,983)	($1,774,986)	($5,999,975)	($1,774,984)	($4,499,985)	($1,462,492)	($5,999,968)	($1,518,730)

Plus (Minus) Year-End Fair Value of Awards Granted During Year that are Outstanding and Unvested at Year-End	$9,593,102	$164,298	$911,847	$2,884,910	$979,668	$1,506,347	$499,102	$5,389,360	$1,723,130	$1,746,585	$420,694

Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Any Prior Year that are Outstanding and Unvested at Year-End	$0	$5,598,203	$566,375	$895,363	$244,815	($2,919,938)	($839,400)	$483,215	$126,226	($121,969)	($119,756)

Plus Fair Value at Vesting Date of Awards Granted and Vested During the Year	$920,523	$35,816	$20,853	$685,154	$302,605	$325,808	$143,894	$607,306	$293,531	$198,174	$66,882

Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Year	$0	$3,160,831	$360,723	$3,226,634	$929,649	($2,034,056)	($493,115)	$40,394	$28,941	($179,505)	($113,673)

Minus Fair Value at End of Prior Year of Awards Granted in Prior Years that were Forfeited During the Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$269,174	$798,277	$120,301	$0	$0	$0	$0	$0	$0	$0	$0

Note Compensation Actually Paid	$13,656,145	$10,141,662	$3,500,215	$11,517,786	$4,724,185	($252,422)	$877,865	$10,266,668	$4,143,732	$4,019,314	$1,631,776

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP, TSR and Peer Group TSR
. Compensation actually paid to our PEOs and other NEOs is generally in alignment with our TSR both on an absolute basis and relative to the TSR of the FTSE Nareit Equity Retail Index, which is “Peer Group,” for each of the past four fiscal years. Compensation Actually Paid to our PEOs and our other NEOs was highest in 2024, 2023 and 2021, when our TSR was strongly positive and higher than the TSR of the FTSE Nareit Equity Retail Index. Compensation Actually Paid for our PEOs and our other NEOs was significantly lower in both 2020 and 2022, when our TSR was negative and lower than the TSR of the Peer Group Index. This general level of alignment is expected because a significant portion of the compensation actually paid is comprised of equity awards whose value is directly correlated with our TSR, and a significant portion of the equity awards are performance-based and tied either completely or in part to our TSR relative to a peer group with similar constituents to the companies in the FTSE Nareit Equity Retail Index.

Compensation Actually Paid vs. Net Income
Relationship between CAP and Net Income.
Net income is not used as a performance measure in our incentive plans. Net income includes real estate depreciation and amortization, which are non-cash
expenses that do not necessarily correlate to actual changes in the market value of our real estate portfolio. For these reasons, CAP amounts for our PEO and average other NEOs do not have a strong relationship to the Company’s net income.

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Same Center NOI Growth (excluding Lease Termination Income) (our Company-Selected Measure)
. Although Same Center NOI Growth (excluding Lease Termination Income) is an important operational metric to our business, and a measure used in our incentive plans (subject to further adjustment in some instances), compensation actually paid to our PEO and average other NEOs does not have a strong relationship to Same Center NOI Growth (excluding Lease Termination Income). The lack of correlation is partly because compensation actually paid for a given year is strongly influenced by our TSR during the year, which does not always correlate with year-over-year changes in Same Center NOI Growth (excluding Lease Termination Income). Compensation actually paid is also influenced by changes to levels of projected and actual achievement under our performance-based LTIP program (which are earned based on a range of operational and total shareholder return measures), as well as achievement of the other goals in our annual incentive plan.

Total Shareholder Return Vs Peer Group
Relationship between CAP, TSR and Peer Group TSR
. Compensation actually paid to our PEOs and other NEOs is generally in alignment with our TSR both on an absolute basis and relative to the TSR of the FTSE Nareit Equity Retail Index, which is “Peer Group,” for each of the past four fiscal years. Compensation Actually Paid to our PEOs and our other NEOs was highest in 2024, 2023 and 2021, when our TSR was strongly positive and higher than the TSR of the FTSE Nareit Equity Retail Index. Compensation Actually Paid for our PEOs and our other NEOs was significantly lower in both 2020 and 2022, when our TSR was negative and lower than the TSR of the Peer Group Index. This general level of alignment is expected because a significant portion of the compensation actually paid is comprised of equity awards whose value is directly correlated with our TSR, and a significant portion of the equity awards are performance-based and tied either completely or in part to our TSR relative to a peer group with similar constituents to the companies in the FTSE Nareit Equity Retail Index.

Tabular List, Table
Performance Measures Used for Linking Pay and Performance.
The following is a list of performance measures, which in our assessment represent the most important performance measures used by our Company to link compensation actually paid to our PEOs and the NEOs for 2023. Each metric below is used for purposes of determining payouts under either our annual cash incentive program or vesting of our performance-based LTIP Units.

Same Center NOI Growth (excluding Lease Termination Income)
Year-end Reported Occupancy
Relative TSR
Re-development Goals
Leasing Goals
Net Debt Reduction
Environmental Initiatives
Please see our Compensation Discussion and Analysis on page
24
of this proxy statement for a further description of these metrics, how they are calculated, and how they are used in our executive compensation program.

Total Shareholder Return Amount	$ 104.63	77.8	53.4	78.04	46.32
Peer Group Total Shareholder Return Amount	124.22	108.96	98.55	113.65	74.82
Net Income (Loss)	$ (195,000,000)	$ (274,100,000)	$ (66,100,000)	$ 14,300,000	$ (230,200,000)
Company Selected Measure Amount	0.2	4.5	7.5	6.1	21.6
Measure:: 1
Pay vs Performance Disclosure
Name	Same Center NOI Growth (excluding Lease Termination Income)
Non-GAAP Measure Description	We identified Same Center NOI Growth (Excluding Lease Termination Income) as our Company-Selected Metric for 2024 because it had the strongest alignment with the key attributes of our operating plan and we believe that it drives the creation of long-term stockholder value. Same Center NOI Growth (Excluding Lease Termination Income) was calculated using total Adjusted EBITDA and eliminating the impact of the management companies’ revenues and operating expenses, leasing expenses (including joint ventures at pro rata), the Company’s REIT general and administrative expenses and the straight-line and above/below market adjustments to minimum rents and subtracting out NOI from non-Same
Centers and excluding lease termination income. Adjusted EBITDA represents earnings before interest, income taxes, depreciation, amortization, noncontrolling interests in our Operating Partnership, extraordinary items, loss (gain) on remeasurement, sale or write down of assets, loss (gain) on extinguishment of debt and preferred dividends and includes joint ventures at their pro rata share. In our 2024 proxy statement relating to 2023 performance, we instead identified FFO per Diluted Share as our Company-Selected Metric, which had been a focal point of our operating plan in 2023 and prior years
.

Measure:: 2
Pay vs Performance Disclosure
Name	Year-end Reported Occupancy
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Re-development Goals
Measure:: 5
Pay vs Performance Disclosure
Name	Leasing Goals
Measure:: 6
Pay vs Performance Disclosure
Name	Net Debt Reduction
Measure:: 7
Pay vs Performance Disclosure
Name	Environmental Initiatives
Jackson Hsieh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,373,312
PEO Actually Paid Compensation Amount	$ 13,656,145
PEO Name	Jackson Hsieh
Thomas O Hern [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 728,234	$ 9,825,709	$ 8,869,392	$ 8,246,379	$ 8,375,998
PEO Actually Paid Compensation Amount	10,141,662	$ 11,517,786	$ (252,422)	$ 10,266,668	$ 4,019,314
PEO Name		Thomas O’Hern	Thomas O’Hern	Thomas O’Hern	Thomas O’Hern
PEO | Jackson Hsieh [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson Hsieh [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson Hsieh [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,499,966)
PEO | Jackson Hsieh [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,593,102
PEO | Jackson Hsieh [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson Hsieh [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	920,523
PEO | Jackson Hsieh [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson Hsieh [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jackson Hsieh [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	269,174
PEO | Thomas O Hern [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 0	$ 0	$ 0	$ 0
PEO | Thomas O Hern [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Thomas O Hern [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(343,997)	(5,999,983)	(5,999,975)	(4,499,985)	(5,999,968)
PEO | Thomas O Hern [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,298	2,884,910	1,506,347	5,389,360	1,746,585
PEO | Thomas O Hern [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,598,203	895,363	(2,919,938)	483,215	(121,969)
PEO | Thomas O Hern [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,816	685,154	325,808	607,306	198,174
PEO | Thomas O Hern [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,160,831	3,226,634	(2,034,056)	40,394	(179,505)
PEO | Thomas O Hern [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Thomas O Hern [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	798,277	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,344,763)	(1,774,986)	(1,774,984)	(1,462,492)	(1,518,730)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	911,847	979,668	499,102	1,723,130	420,694
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	566,375	244,815	839,400	126,226	(119,756)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,853	302,605	143,894	293,531	66,882
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	360,723	929,649	(493,115)	28,941	(113,673)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 120,301	$ 0	$ 0	$ 0	$ 0